Fair Value (Details 8) (Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Minimum | ESS
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	2.80%
Average life (in years)	10 months 24 days
Prepayment speed (as a percent)	7.70%
Maximum | ESS
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	14.40%
Average life (in years)	8 years
Prepayment speed (as a percent)	48.60%
Weighted average | ESS
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	5.40%
Average life (in years)	6 years 1 month 6 days
Prepayment speed (as a percent)	9.70%
Purchased MSRs Backed by Distressed Mortgage Loans | Period end | Fair value
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Carrying value	$ 10,129	$ 12,370
UPB of underlying loans	969,794	1,271,478
Weighted-average note rate (as a percent)	5.80%	6.01%
Weighted-average servicing fee rate (as a percent)	0.50%	0.50%
Effect on fair value of adverse change of: 5%	(251)	(302)
Effect on fair value of adverse change of: 10%	(490)	(590)
Effect on fair value of adverse change of: 20%	(937)	(1,130)
Effect on fair value of adverse change of: 5%	(231)	(273)
Effect on fair value of adverse change of: 10%	(456)	(529)
Effect on fair value of adverse change of: 20%	(898)	(1,040)
Effect on fair value of adverse change of: 5%	(197)	(290)
Effect on fair value of adverse change of: 10%	(393)	(580)
Effect on fair value of adverse change of: 20%	(787)	(1,159)
Purchased MSRs Backed by Distressed Mortgage Loans | Period end | Fair value | Minimum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Discount rate (as a percent)	15.30%	15.30%
Average life (in years)	5 years	5 years
Prepayment speed (as a percent)	11.40%	10.70%
Annual per-loan cost of servicing	218	270
Purchased MSRs Backed by Distressed Mortgage Loans | Period end | Fair value | Maximum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Discount rate (as a percent)	15.30%	15.30%
Average life (in years)	5 years	5 years
Prepayment speed (as a percent)	11.40%	10.70%
Annual per-loan cost of servicing	218	270
Purchased MSRs Backed by Distressed Mortgage Loans | Period end | Fair value | Weighted average
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Discount rate (as a percent)	15.30%	15.30%
Average life (in years)	5 years	5 years
Prepayment speed (as a percent)	11.40%	10.70%
Annual per-loan cost of servicing	218	270
All Other MSRs | Period end | Fair value
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Carrying value	214,784	7,428
UPB of underlying loans	22,469,179	1,166,765
Weighted-average note rate (as a percent)	4.48%	5.22%
Weighted-average servicing fee rate (as a percent)	0.32%	0.26%
Effect on fair value of adverse change of: 5%	(3,551)	(113)
Effect on fair value of adverse change of: 10%	(6,900)	(222)
Effect on fair value of adverse change of: 20%	(13,305)	(430)
Effect on fair value of adverse change of: 5%	(4,622)	(238)
Effect on fair value of adverse change of: 10%	(9,073)	(462)
Effect on fair value of adverse change of: 20%	(17,500)	(877)
Effect on fair value of adverse change of: 5%	(2,817)	(77)
Effect on fair value of adverse change of: 10%	(5,633)	(153)
Effect on fair value of adverse change of: 20%	(11,266)	(307)
All Other MSRs | Period end | Fair value | Minimum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	2.90%	7.50%
Average life (in years)	1 month 6 days	2 months 12 days
Prepayment speed (as a percent)	7.80%	9.00%
Annual per-loan cost of servicing	68	68
All Other MSRs | Period end | Fair value | Maximum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	18.00%	19.50%
Average life (in years)	14 years 4 months 24 days	14 years 4 months 24 days
Prepayment speed (as a percent)	50.80%	84.20%
Annual per-loan cost of servicing	115	140
All Other MSRs | Period end | Fair value | Weighted average
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	7.50%	10.60%
Average life (in years)	6 years 2 months 12 days	5 years
Prepayment speed (as a percent)	9.70%	19.20%
Annual per-loan cost of servicing	87	76
All Other MSRs | Period end | Amortized cost
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Carrying value	258,751	89,177
UPB of underlying loans	22,499,847	8,730,686
Weighted-average note rate (as a percent)	3.65%	3.65%
Weighted-average servicing fee rate (as a percent)	0.29%	0.28%
Effect on fair value of adverse change of: 5%	(5,312)	(1,814)
Effect on fair value of adverse change of: 10%	(10,395)	(3,562)
Effect on fair value of adverse change of: 20%	(20,039)	(6,870)
Effect on fair value of adverse change of: 5%	(4,615)	(1,751)
Effect on fair value of adverse change of: 10%	(9,097)	(3,446)
Effect on fair value of adverse change of: 20%	(17,684)	(6,674)
Effect on fair value of adverse change of: 5%	(2,609)	(963)
Effect on fair value of adverse change of: 10%	(5,217)	(1,926)
Effect on fair value of adverse change of: 20%	(10,434)	(3,852)
All Other MSRs | Period end | Amortized cost | Minimum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	6.30%	7.50%
Average life (in years)	1 year 6 months	2 years 6 months
Prepayment speed (as a percent)	7.60%	8.70%
Annual per-loan cost of servicing	68	68
All Other MSRs | Period end | Amortized cost | Maximum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	14.50%	16.50%
Average life (in years)	7 years 3 months 18 days	6 years 10 months 24 days
Prepayment speed (as a percent)	42.50%	28.30%
Annual per-loan cost of servicing	100	140
All Other MSRs | Period end | Amortized cost | Weighted average
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	8.70%	9.80%
Average life (in years)	7 years	6 years 7 months 6 days
Prepayment speed (as a percent)	8.00%	9.20%
Annual per-loan cost of servicing	$ 99	$ 99